Integration and Restructuring Costs (Tables)	12 Months Ended
Apr. 30, 2018
Restructuring and Related Activities [Abstract]
Integration Costs [Table Text Block]
The following table summarizes the one-time costs incurred in relation to the Big Heart acquisition.

	2018	2017	2016	Total Costs Incurred to Date at April 30, 2018
Employee-related costs	$8.5	$16.3	$52.4	$90.6
Outside service and consulting costs	11.6	33.9	56.0	117.6
Other costs	6.5	13.9	36.8	63.7
Total one-time costs	$26.6	$64.1	$145.2	$271.9

Restructuring and Related Costs [Table Text Block]
The following table summarizes our one-time costs incurred in relation to the organization optimization program.

	2018	2017	2016	Total Costs Incurred to Date at April 30, 2018
Employee-related costs	$10.1	$12.4	$1.3	$23.8
Outside service and consulting costs	0.4	1.8	—	2.2
Other costs	12.2	4.4	—	16.6
Total one-time costs	$22.7	$18.6	$1.3	$42.6